OTHER LIABILITIES, Reconciliation of Loans and Borrowings (Details)	6 Months Ended
Dec. 31, 2020 USD ($)
Reconciliation of Loans and Borrowings [Abstract]
Total loans and borrowings beginning balance	$ 2,586,043
Amount Financed	704,113
Cash Repayments	(388,957)
Total loans and borrowings ending balance	2,901,199
Loans and Borrowings [Member]
Reconciliation of Loans and Borrowings [Abstract]
Total loans and borrowings beginning balance	2,317,618
Amount Financed	689,500
Cash Repayments	(324,865)
Total loans and borrowings ending balance	2,682,253
Lease Liabilities [Member]
Reconciliation of Loans and Borrowings [Abstract]
Total loans and borrowings beginning balance	268,425
Amount Financed	14,613
Cash Repayments	(64,092)
Total loans and borrowings ending balance	$ 218,946